Earnings Per Share (EPS) - Schedule of Basic Earnings Per Share (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net profit attributable to the owners of the Holding Company	S/ 154,205	S/ 198,875	S/ 168,900
Denominator
Weighted average number of common and investment shares (thousands)	428,107	428,107	428,107
Basic profit for common and investment shares	S/ 0.36	S/ 0.46	S/ 0.39